Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Lease expiration date	Jun. 30, 2019
Area of facility lease | ft²	5,275
Rent expense | $	$ 208,000	$ 208,000